Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Lease Cost
The following table contains a summary of the lease costs recognized under Accounting Standards Update, "ASU" 2016-02 and other information pertaining to the Company’s operating leases for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
Lease costs	2023	2022
Operating lease costs	$1,367	$1,259
Variable costs	(271)	134
Short term lease costs	25	37
Total lease costs	$1,121	$1,430
During the three months ended March 31, 2023, the Company revised its previously estimated variable costs arising from the Company's Enfield, London facility resulting in a reduction in variable costs amounting to $0.5 million.

	Three Months Ended March 31,
Other information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$1,296	$1,619
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$—

Weighted-average remaining lease term - operating leases (in years)	11.9 years	5.5 years
Weighted-average discount rate - operating leases	6.87%	7.15%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of March 31, 2023 are payable as follows (in thousands):

Remainder of 2023	$4,661
2024	$5,299
2025	$3,815
2026	$3,587
2027	$3,587
Thereafter	$18,464
Total lease payments	$39,413
Less: imputed interest	$(12,097)
Present value of lease liabilities	$27,316

Sublease Classification
The following table shows the sublease rental income for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
Sublease rental income	2023	2022
Sublease rental income (included in other income, net)	$59	$65
Total sublease rental income	$59	$65

Lease Receivable Maturity Schedule
Future fixed receipts for non-cancellable operating subleases in effect as of March 31, 2023 are receivable as follows (in thousands):

Remainder of 2023	$180
2024	255
2025	255
2026	198
2027	120
Thereafter	103
Total lease payments receivable	$1,111